Parent company information (Tables)	12 Months Ended
Oct. 31, 2024
Statement [Line Items]
Summary of Parent Company Information
The following table presents information regarding the legal entity of Royal Bank of Canada with its subsidiaries presented on an equity accounted basis.
Condensed Balance Sheets

	As at
(Millions of Canadian dollars)	October 31 2024	October 31 2023 (Restated – Note 2)
Assets
Cash and due from banks	$40,944	$41,770
Interest-bearing deposits with banks	54,009	61,256
Securities	233,376	217,490
Investments in bank subsidiaries and associated companies (1)	57,926	55,082
Investments in other subsidiaries and associated companies	117,362	102,457
Assets purchased under reverse repurchase agreements and securities borrowed	174,131	150,207
Loans, net of allowance for loan losses	839,424	709,635
Net balances due from bank subsidiaries (1)	97	–
Other assets	216,003	214,145
	$1,733,272	$1,552,042
Liabilities and shareholders’ equity
Deposits	$1,168,765	$1,006,284
Net balances due to bank subsidiaries (1)	–	10,132
Net balances due to other subsidiaries	17,840	6,866
Other liabilities	406,032	402,326
	1,592,637	1,425,608
Subordinated debentures	13,546	11,386
Shareholders’ equity	127,089	115,048
	$1,733,272	$1,552,042

(1)	Bank refers primarily to regulated deposit-taking institutions and securities firms.
Condensed Statements of Income and Comprehensive Income

	For the year ended
(Millions of Canadian dollars)	October 31 2024	October 31 2023 (Restated – Note 2)
Interest and dividend income (1)	$70,603	$56,495
Interest expense	57,094	44,174
Net interest income	13,509	12,321
Non-interest income (2)	5,080	5,390
Total revenue	18,589	17,711
Provision for credit losses	2,964	2,002
Non-interest expense	13,543	11,780
Income before income taxes	2,082	3,929
Income taxes	1,031	1,874
Net income before equity in undistributed income of subsidiaries	1,051	2,055
Equity in undistributed income of subsidiaries	15,179	12,550
Net income	$16,230	$14,605
Other comprehensive income (loss), net of taxes	597	251
Total comprehensive income	$16,827	$14,856

(1)	Includes dividend income from investments in subsidiaries and associated companies of $9 million (October 31, 2023 – $25 million).
(2)	Includes a nominal share of income (loss) from associated companies (October 31, 2023 – nominal).

Condensed
Statements
of Cash Flows

	For the year ended
(Millions of Canadian dollars)	October 31 2024	October 31 2023 (Restated – Note 2)
Cash flows from operating activities

Net income	$16,230	$14,605
Adjustments to determine net cash from operating activities:
Change in undistributed earnings of subsidiaries	(15,179)	(12,550)
Change in deposits, net of securitizations	77,327	50,306
Change in loans, net of securitizations	(56,572)	(30,055)
Change in trading securities	3,162	(12,832)
Change in obligations related to assets sold under repurchase agreements and securities loaned	(2,860)	21,954
Change in assets purchased under reverse repurchase agreements and securities borrowed	(24,203)	(17,378)
Change in obligations related to securities sold short	(1,721)	(819)
Other operating activities, net	(2,565)	5,000
Net cash from (used in) operating activities	(6,381)	18,231
Cash flows from investing activities
Change in interest-bearing deposits with banks	7,247	23,424
Proceeds from sales and maturities of investment securities	167,772	127,965
Purchases of investment securities	(152,935)	(153,099)
Net acquisitions of premises and equipment and other intangibles	(1,277)	(2,075)
Cash used in an acquisition, net of cash acquired	(12,872)	–
Change in cash invested in subsidiaries	1,252	(3,802)
Change in net funding provided to subsidiaries	(166)	(12,531)
Net cash from (used in) investing activities	9,021	(20,118)
Cash flows from financing activities
Issuance of subordinated debentures	3,239	1,500
Repayment of subordinated debentures	(1,500)	(110)
Issue of common shares, net of issuance costs	159	65
Common shares purchased for cancellation	(140)	–
Issue of preferred shares and other equity instruments, net of issuance costs	2,702	–
Redemption of preferred shares and other equity instruments	(1,021)	–
Dividends paid on shares and distributions paid on other equity instruments	(6,637)	(5,549)
Repayment of lease liabilities	(268)	(311)
Net cash from (used in) financing activities	(3,466)	(4,405)
Net change in cash and due from banks	(826)	(6,292)
Cash and due from banks at beginning of year	41,770	48,062
Cash and due from banks at end of year	$40,944	$41,770
Supplemental disclosure of cash flow information
Amount of interest paid	$55,119	$35,104
Amount of interest received	67,857	49,098
Amount of dividends received	2,869	2,628
Amount of income taxes paid	504	2,604